Schedule I Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Schedule I Summary of Investments Other Than Investments in Related Parties

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Schedule I Summary of Investments Other Than Investments in Related Parties

December 31, 2017	Amortized Cost	Fair Value	Amount at which shown in the Consolidated Balance Sheet
($ in thousands)
Type of Investment
Fixed maturities:
Available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$416,639	$409,595	$409,595
Obligations of U.S. States and Political Subdivisions	741,343	776,531	776,531
Foreign government	24,242	22,791	22,791
All other corporate bonds	6,169,204	6,389,746	6,389,746
ABS	478,329	480,223	480,223
CMBS	189,596	187,825	187,825
RMBS	127,439	133,450	133,450
Redeemable preferred stock	14,800	14,800	14,800

Total fixed maturities, available for sale	$8,161,592	$8,414,961	$8,414,961
Fair value option and trading securities	110,305	109,914	109,914

Total fixed maturities	$8,271,897	$8,524,875	$8,524,875
Other securities:
Common stock	$8,152	$8,152	$8,152
Commercial mortgage loans	1,043,187	—	1,043,187
Derivatives	19,546	21,045	21,045
Other long-term assets	138	—	138
Policy loans	178,437	—	178,437
Short-term investments	190,376	—	190,376

Total other securities	$1,439,836	$29,197	$1,441,335

Total investments	$9,711,733	$8,554,072	$9,966,210